Trading account gains and losses	12 Months Ended
Mar. 31, 2014
Trading account gains and losses

27. Trading account gains and losses

The MHFG Group performs trading activities through market making, sales, and arbitrage. Accordingly, Trading account gains (losses)—net include gains and losses from transactions undertaken for trading purposes, including both market making for customers and proprietary trading, or transactions through which the Group seeks to capture gains arising from short-term changes in market value. Trading account gains (losses)—net also include gains and losses related to changes in the fair value of derivatives and other financial instruments not eligible for hedge accounting under U.S. GAAP that are utilized to offset mainly interest rate risk related to the Group’s various assets and liabilities, as well as gains and losses related to changes in the fair value of foreign currency-denominated available-for-sale securities for which the fair value option is elected in accordance with ASC 825, “Financial Instruments” (“ASC 825”). Net trading gains (losses) for the fiscal years ended March 31, 2012, 2013 and 2014 are comprised of the following:

	2012	2013	2014
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	227,056	468,029	80,606
Derivative contracts:
Interest rate contracts (1)	261,568	219,385	(79,562)
Foreign exchange contracts	(146,258)	(91,300)	(13,167)
Equity-related contracts (1)	(7,150)	(59,462)	(41,607)
Credit-related contracts (2)	(2,184)	(174)	899
Other contracts	283	(2,378)	(6,856)

Total	333,315	534,100	(59,687)
Foreign exchange gains (losses)—net (3)	98,054	20,514	25,631

Net trading gains (losses)	431,369	554,614	(34,056)

Notes:

(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
(2)	Amounts do not include the net loss of ¥3,391 million, ¥6,703 million and ¥8,660 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2012, 2013 and 2014, respectively. The net loss is recorded in Other noninterest expenses.
(3)	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option is elected in accordance with ASC 825.